Financial instruments by category	12 Months Ended
Dec. 31, 2022
Financial instruments by category
Financial instruments by category

Note 25     Financial instruments by category

	Assets as per statement
	of financial position
Amounts in US$ '000	2022	2021
Financial assets at fair value through profit or loss
Derivative financial instrument assets	967	126
Cash and cash equivalents	242	427
	1,209	553
Other financial assets at amortized cost
Trade receivables	71,794	70,531
To be recovered from co-venturers (Note 34)	8,750	4,680
Other financial assets (a)	12,877	14,747
Cash and cash equivalents	128,601	100,177
	222,022	190,135
Total financial assets	223,231	190,688
(a)	Non-current other financial assets relate to restricted deposits made for environmental obligations according to Brazilian government regulations. Current other financial assets correspond to short-term investments with original maturities up to twelve months and over three months.

	Liabilities as per statement
	of financial position
Amounts in US$ ‘000	2022	2021
Liabilities at fair value through profit and loss
Derivative financial instrument liabilities	19	20,757
	19	20,757
Other financial liabilities at amortized cost
Trade payables	102,125	86,672
To be paid to co-venturers (Note 34)	2,815	953
Lease liabilities	32,051	20,744
Borrowings	497,642	674,092
	634,633	782,461
Total financial liabilities	634,652	803,218

25.1 Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates:

Amounts in US$ ‘000	2022	2021
Trade receivables
Counterparties with an external credit rating (Moody’s, S&P, Fitch)
Aa2	—	7,132
Aa3	2,013	—
A3	1,557	—
Baa1	99	—
Baa3	198	24,163
Ba1	23,755	4,984
Ba3	2,745	—
B2	4,085	70
Counterparties without an external credit rating
Group 1 (a)	37,342	34,182
Total trade receivables	71,794	70,531
(a)	Group 1 – existing customers (more than 6 months) with no defaults in the past.

All trade receivables are denominated in US Dollars, except in Brazil where they are denominated in Brazilian Real.

Cash at bank and other financial assets (a)

Amounts in US$ ‘000	2022	2021
Counterparties with an external credit rating (Moody’s, S&P, Fitch, BRC Investor Services)
Aaa	—	3,529
Aa3	10,362	8
A1	96,077	—
A2	57	53,114
A3	10,389	27,257
Baa1	39	1,605
Baa2	7,030	3,708
Baa3	1,352	—
Ba1	64	67
Ba2	268	21
Ba3	3,066	5,117
B3	51	—
Counterparties without an external credit rating	12,953	20,908
Total	141,708	115,334
(a)	The remaining balance sheet item ‘cash and cash equivalents’ corresponds to cash on hand amounting to US$ 12,000 (US$ 17,000 in 2021).

25.2 Financial liabilities- contractual undiscounted cash flows

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1	Between 1	Between 2	Over 5
Amounts in US$ ‘000	year	and 2 years	and 5 years	years
As of December 31, 2022
Borrowings	27,500	27,500	568,750	—
Lease liabilities	10,939	5,653	11,209	25,012
Trade payables	102,125	—	—	—
To be paid to co-venturers (Note 34)	2,815	—	—	—
	143,379	33,153	579,959	25,012
As of December 31, 2021
Borrowings	40,943	38,550	263,550	513,750
Lease liabilities	9,230	6,558	5,820	2,871
Trade payables	85,132	1,540	—	—
To be paid to co-venturers (Note 34)	953	—	—	—
	136,258	46,648	269,370	516,621

25.3 Fair value measurement of financial instruments

Accounting policies for financial instruments have been applied to classify as either: amortized cost, financial assets at fair value through profit or loss and fair value through other comprehensive income. For financial instruments that are measured in the statement of financial position at fair value, IFRS 13 requires a disclosure of fair value measurements by level according to the following fair value measurement hierarchy:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

Level 3 - Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

25.3.1 Fair value hierarchy

The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value as of December 31, 2022 and 2021 on a recurring basis:

			As of December 31,
Amounts in US$ ‘000	Level 1	Level 2	2022
Assets
Cash and cash equivalents
Money market funds	242	—	242
Derivative financial instrument assets
Commodity risk management contracts	—	967	967
Total Assets	242	967	1,209
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	—	19	19
Total Liabilities	—	19	19

			As of December 31,
Amounts in US$ ‘000	Level 1	Level 2	2021
Assets
Cash and cash equivalents
Money market funds	427	—	427
Derivative financial instrument assets
Commodity risk management contracts	—	126	126
Total Assets	427	126	553
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	—	20,757	20,757
Total Liabilities	—	20,757	20,757

There were no transfers between Level 2 and 3 during the period.

The Group did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as of December 31, 2022.

25.3.2 Valuation techniques used to determine fair values

Specific valuation techniques used to value financial instruments include:

●	The use of quoted market prices or dealer quotes for similar instruments.
●	The mark-to-market fair value of the Group’s outstanding derivative instruments is based on independently provided market rates and determined using standard valuation techniques, including the impact of counterparty credit risk and are within level 2 of the fair value hierarchy.
●	The fair value of the remaining financial instruments is determined using discounted cash flow analysis. All of the resulting fair value estimates are included in level 2.

25.3.3 Fair values of other financial instruments (unrecognized)

The Group also has a number of financial instruments which are not measured at fair value in the balance sheet. For the majority of these instruments, the fair values are not materially different to their carrying amounts, since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature.

Borrowings are comprised primarily of fixed rate debt and variable rate debt with a short-term portion where interest has already been fixed. They are classified under other financial liabilities and measured at their amortized cost.

The fair value of these financial instruments as of December 31, 2022 amounts to US$ 431,660,000 (US$ 661,404,000 in 2021). The fair values are based on market price for the Notes and cash flows discounted for other borrowings using a rate based on the borrowing rate and are within level 1 and level 2 of the fair value hierarchy, respectively.